Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits
Contributions to medical and pension schemes	¥ 481.8	¥ 366.4	¥ 264.0
Other employee benefits	315.1	235.5	159.2
Total group's employee welfare benefits expense	¥ 796.9	¥ 601.9	¥ 423.2